Derivative Financial Instruments (Notional Amounts, Weighted-Average Fixed Rates, And Terms Associated With The Company's Interest Rate Swaps) (Details) (USD $)	Dec. 31, 2014
Derivative Remaining Term Year One [Member]
Derivative [Line Items]
Notional Amount	$ 1,300,000,000
Weighted Average Fixed Rate	2.84%
Derivative Remaining Term Year Two [Member]
Derivative [Line Items]
Notional Amount	1,300,000,000
Weighted Average Fixed Rate	2.74%
Derivative Remaining Term Year Three [Member]
Derivative [Line Items]
Notional Amount	1,000,000,000
Weighted Average Fixed Rate	2.53%
Derivative Remaining Term Year Four [Member]
Derivative [Line Items]
Notional Amount	$ 750,000,000
Weighted Average Fixed Rate	2.54%